Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 1.8%
Interactive Media & Services — 1.8%
Meta Platforms Inc., Class A Shares	85,000	$40,360,550

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp.	100,000	3,967,000

Consumer Staples — 6.4%
Beverages — 1.1%
Constellation Brands Inc., Class A Shares	100,000	24,516,000
Consumer Staples Distribution & Retail — 1.8%
Performance Food Group Co.	250,000	17,250,000 *
Target Corp.	150,000	22,561,500
Total Consumer Staples Distribution & Retail		39,811,500
Food Products — 2.7%
Kellanova	400,000	23,260,000
Lamb Weston Holdings Inc.	100,000	6,002,000
Nestle SA, ADR	325,000	32,821,750
Total Food Products		62,083,750
Personal Care Products — 0.8%
Coty Inc., Class A Shares	1,800,000	17,910,000 *

Total Consumer Staples		144,321,250
Energy — 12.4%
Energy Equipment & Services — 3.8%
Baker Hughes Co.	1,000,000	38,720,000
Noble Corp. PLC	1,000,000	47,220,000
Total Energy Equipment & Services		85,940,000
Oil, Gas & Consumable Fuels — 8.6%
ConocoPhillips	325,000	36,140,000
Energy Transfer LP	3,000,000	48,810,000
EQT Corp.	900,000	31,059,000
Hess Corp.	300,000	46,026,000
TotalEnergies SE, ADR	500,000	33,890,000
Total Oil, Gas & Consumable Fuels		195,925,000

Total Energy		281,865,000
Financials — 24.7%
Banks — 4.7%
Bank of America Corp.	1,600,000	64,496,000
First Horizon Corp.	2,500,000	41,825,000
Total Banks		106,321,000
Capital Markets — 2.2%
Goldman Sachs Group Inc.	100,000	50,903,000
Consumer Finance — 3.0%
Capital One Financial Corp.	300,000	45,420,000
OneMain Holdings Inc.	450,000	23,517,000
Total Consumer Finance		68,937,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 10.6%
Apollo Global Management Inc.	350,000	$43,858,500
Block Inc.	500,000	30,940,000 *
Corebridge Financial Inc.	1,400,000	41,370,000
Fiserv Inc.	300,000	49,071,000 *
Global Payments Inc.	175,000	17,787,000
MGIC Investment Corp.	1,400,000	34,776,000
PayPal Holdings Inc.	325,000	21,378,500 *
Total Financial Services		239,181,000
Insurance — 4.2%
American International Group Inc.	750,000	59,422,500
Everest Group Ltd.	90,000	35,358,300
Total Insurance		94,780,800

Total Financials		560,122,800
Health Care — 13.0%
Biotechnology — 5.8%
AbbVie Inc.	190,000	35,210,800
Argenx SE, ADR	55,000	28,372,850 *
Biogen Inc.	110,000	23,452,000 *
Gilead Sciences Inc.	600,000	45,636,000
Total Biotechnology		132,671,650
Health Care Providers & Services — 2.0%
UnitedHealth Group Inc.	80,000	46,092,800
Life Sciences Tools & Services — 1.1%
ICON PLC	75,000	24,633,000 *
Pharmaceuticals — 4.1%
Johnson & Johnson	450,000	71,032,500
UCB SA	125,000	20,886,790 (a)
Total Pharmaceuticals		91,919,290

Total Health Care		295,316,740
Industrials — 14.8%
Aerospace & Defense — 0.9%
Boeing Co.	110,000	20,966,000 *
Building Products — 0.5%
Johnson Controls International PLC	150,000	10,731,000
Commercial Services & Supplies — 1.5%
Clean Harbors Inc.	138,000	32,944,740 *
Electrical Equipment — 2.9%
Atkore Inc.	170,000	22,950,000
Fluence Energy Inc.	900,000	14,742,000 *
GE Vernova Inc.	150,000	26,736,000 *
Total Electrical Equipment		64,428,000
Ground Transportation — 3.8%
Canadian Pacific Kansas City Ltd.	250,000	20,955,000
Uber Technologies Inc.	500,000	32,235,000 *
Union Pacific Corp.	135,000	33,308,550
Total Ground Transportation		86,498,550
See Notes to Schedule of Investments.

ClearBridge Value Fund 2024 Quarterly Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 1.6%
Siemens AG, Registered Shares	200,000	$36,619,421 (a)
Machinery — 1.1%
Flowserve Corp.	500,000	25,275,000
Trading Companies & Distributors — 2.5%
Marubeni Corp.	1,799,940	33,874,474 (a)
WESCO International Inc.	130,000	22,743,500
Total Trading Companies & Distributors		56,617,974

Total Industrials		334,080,685
Information Technology — 6.5%
Semiconductors & Semiconductor Equipment — 3.9%
Marvell Technology Inc.	400,000	26,792,000
Micron Technology Inc.	350,000	38,437,000
Skyworks Solutions Inc.	200,000	22,724,000
Total Semiconductors & Semiconductor Equipment		87,953,000
Software — 1.5%
Oracle Corp.	244,000	34,025,800
Technology Hardware, Storage & Peripherals — 1.1%
Seagate Technology Holdings PLC	250,000	25,542,500

Total Information Technology		147,521,300
Materials — 6.6%
Chemicals — 2.8%
Corteva Inc.	400,000	22,440,000
Eastman Chemical Co.	400,000	41,332,000
Total Chemicals		63,772,000
Containers & Packaging — 0.5%
Silgan Holdings Inc.	200,000	10,286,000
Metals & Mining — 3.3%
Freeport-McMoRan Inc.	800,000	36,328,000
Teck Resources Ltd., Class B Shares	800,000	39,208,000
Total Metals & Mining		75,536,000

Total Materials		149,594,000
Real Estate — 2.4%
Real Estate Management & Development — 0.7%
Howard Hughes Holdings Inc.	200,000	14,834,000 *
Specialized REITs — 1.7%
American Tower Corp.	180,000	39,672,000

Total Real Estate		54,506,000
Utilities — 8.3%
Electric Utilities — 4.1%
Constellation Energy Corp.	150,000	28,470,000
PG&E Corp.	1,400,000	25,550,000
PPL Corp.	1,300,000	38,636,000
Total Electric Utilities		92,656,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — 3.3%
AES Corp.		2,200,000	$39,138,000
Vistra Corp.		463,861	36,747,068
Total Independent Power and Renewable Electricity Producers			75,885,068
Water Utilities — 0.9%
United Utilities Group PLC		1,500,000	19,934,455 (a)

Total Utilities			188,475,523
Total Investments before Short-Term Investments (Cost — $1,625,792,155)			2,200,130,848
	Rate
Short-Term Investments — 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	31,739,889	31,739,889 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	31,739,889	31,739,889 (b)(c)

Total Short-Term Investments (Cost — $63,479,778)			63,479,778
Total Investments — 99.9% (Cost — $1,689,271,933)			2,263,610,626
Other Assets in Excess of Liabilities — 0.1%			1,549,840
Total Net Assets — 100.0%			$2,265,160,466

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $31,739,889 and the cost was $31,739,889 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Value Fund (prior to March 1, 2024, the Fund was known as Clearbridge Value Trust) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$274,429,950	$20,886,790	—	$295,316,740
Industrials	263,586,790	70,493,895	—	334,080,685
Utilities	168,541,068	19,934,455	—	188,475,523
Other Common Stocks	1,382,257,900	—	—	1,382,257,900
Total Long-Term Investments	2,088,815,708	111,315,140	—	2,200,130,848
Short-Term Investments†	63,479,778	—	—	63,479,778
Total Investments	$2,152,295,486	$111,315,140	—	$2,263,610,626

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$25,977,560	$144,739,129	144,739,129	$138,976,800	138,976,800

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$620,593	—	$31,739,889

ClearBridge Value Fund 2024 Quarterly Report